Collaboration and License Agreements - Additional Information (Detail) - USD ($)				1 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2010	Dec. 31, 2004	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Licensing Agreement [Line Items]
Payments for research and development expense					$ 139,507,000	$ 111,997,000
Due to related parties					$ 14,838,000	11,393,000
Rush University Medical Center License Agreement
Licensing Agreement [Line Items]
Period of license agreement			12 days
Minimum annual royalty payment			$ 25,000
Payments in license agreement			2,500,000
Minimum sales milestone of license for first year			$ 300,000
Viracta Therapeutics, Inc.
Licensing Agreement [Line Items]
License agreement termination notice period	90 days
Viracta Therapeutics, Inc. | Minimum
Licensing Agreement [Line Items]
Milestone Payment Amount	$ 10,000,000.0
Viracta Therapeutics, Inc. | Maximum
Licensing Agreement [Line Items]
Milestone Payment Amount	$ 25,000,000.0
Cooperative Research And Development Agreement
Licensing Agreement [Line Items]
Term of agreement commencing date					Feb. 20, 2018
Term of agreement expired date					Feb. 20, 2023
Term of agreement					5 years
GlobeImmune Exclusive License Agreement
Licensing Agreement [Line Items]
License fee amount for first two years of the agreement				$ 1,200,000
Total sale milestone payments amount of license				240,000,000.0
License agreement termination notice period					60 days
Cancer Therapeutics Laboratories, Inc. Exclusive License Agreement
Licensing Agreement [Line Items]
Upfront cash payment					$ 5,000,000.0
Percentage of milestone payments payable in cash					15.00%
Percentage Of Milestone Payments Payable In Shares					85.00%
Due to related parties					$ 0	0
License agreement termination notice period					60 days
CytRx CorporationExclusive License Agreement
Licensing Agreement [Line Items]
Due to related parties					$ 0	0
License agreement termination notice period					12 months
Precigen License Agreement
Licensing Agreement [Line Items]
Milestone Payment Amount					$ 0	0
License agreement term (years)		17 years
Agreement one time fee		$ 400,000
Milestone payments to be received					0	0
Precigen License Agreement | First IND Filing
Licensing Agreement [Line Items]
Milestone Payment Amount		100,000
Precigen License Agreement | First Phase II Clinical Trial
Licensing Agreement [Line Items]
Milestone Payment Amount		100,000
Precigen License Agreement | First Phase III Clinical Trial
Licensing Agreement [Line Items]
Milestone Payment Amount		400,000
Precigen License Agreement | Commercial Sale Related to Licensed Products
Licensing Agreement [Line Items]
Milestone Payment Amount		$ 500,000
Accrued Expenses and Other Liabilities | IosBio Ltd. Exclusive License Agreement
Licensing Agreement [Line Items]
Accrued payable of reimbursable costs related to clinical trial activities					500,000
Clinical and Regulatory Milestones | GlobeImmune Exclusive License Agreement
Licensing Agreement [Line Items]
Milestone Payment Amount				$ 345,000,000.0
Clinical and Regulatory Milestones | Cancer Therapeutics Laboratories, Inc. Exclusive License Agreement
Licensing Agreement [Line Items]
Total Milestone Payment Amount					10,000,000.0
Regulatory Approvals and Commercial Milestones | CytRx CorporationExclusive License Agreement
Licensing Agreement [Line Items]
Milestone payments to be received					346,000,000.0
National Cancer Institute | Cooperative Research And Development Agreement
Licensing Agreement [Line Items]
Annual payments for support of reasearch and development activities					600,000
Payments for research and development expense					600,000	600,000
National Cancer Institute | Amended Cooperative Research and Development Agreement
Licensing Agreement [Line Items]
Minimum annual research and development payment					200,000
Estimated unpaid research and development expense amount					$ 600,000	$ 300,000
License agreement termination notice period					60 days